Document And Entity Information	Jul. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 13, 2025
Entity Registrant Name	Phunware Inc.
Entity Central Index Key	0001665300
Entity Emerging Growth Company	false
Entity File Number	001-37862
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1205798
Entity Address, Address Line One	1002 West Avenue
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	693-4199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PHUN
Security Exchange Name	NASDAQ
Amendment Description	This amended Current Report on Form 8-K/A (this "Amended Form 8-K") amends the Current Report on Form 8-K filed by Phunware, Inc. (the "Company") with the Securities and Exchange Commission (the "SEC") on July 17, 2025 (the "Original Form 8-K") and the Current Report on Form 8-K/A filed by the Company with the SEC on January 21, 2026. This Amended Form 8-K is being filed to disclose the execution of Amendment No. 2 to Confidential Executive Employment Agreement by and between the Company and Jeremy Krol.